Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Cash Flows from Operating Activities
Net Income		$ 1,365	$ 2,275	$ 9,054	$ 5,595
Adjustments to determine net cash flows provided by (used in) operating activities
Provision for (recovery of) securities, other than trading		2	0	3	(1)
Net (gain) on securities, other than trading		(87)	(198)	(312)	(410)
Net (increase) in trading securities		(10,729)	(10,335)	(3,983)	(7,415)
Provision for (recovery of) credit losses (Note 3)		136	(70)	87	146
Change in derivative instruments – (increase) decrease in derivative asset		4,647	2,648	(4,356)	1,779
Change in derivative instruments – increase (decrease) in derivative liability		2,437	(5,367)	11,711	(1,683)
Amortization of premises and equipment		192	195	579	588
Amortization of other assets		24	32	74	110
Amortization of intangible assets		151	157	448	471
Net loss on divestitures (Note 12)		0	0	29	0
Write-down of goodwill		0	8	0	755
Net (increase) decrease in deferred tax asset		(6)	91	510	212
Net increase (decrease) in deferred tax liability		(29)	24	(111)	80
Net (increase) decrease in current tax asset		(293)	53	137	(56)
Net increase (decrease) in current tax liability		154	(43)	(8)	70
Change in accrued interest – (increase) decrease in interest receivable		(129)	67	(509)	267
Change in accrued interest – increase (decrease) in interest payable		380	(32)	490	(434)
Changes in other items and accruals, net		(32)	(2,233)	(6,540)	(549)
Net increase in deposits		16,443	17,752	28,736	45,947
Net (increase) in loans		(20,938)	(8,222)	(58,680)	(19,737)
Net increase (decrease) in securities sold but not yet purchased		1,968	(4,243)	8,896	(159)
Net increase in securities lent or sold under repurchase agreements		3,970	4,232	1,255	7,661
Net (increase) decrease in securities borrowed or purchased under resale agreements		(1,925)	(5,480)	255	2,972
Net increase (decrease) in securitization and structured entities' liabilities		333	(1,822)	(667)	(2,591)
Net Cash Provided by (Used in) Operating Activities		(1,966)	(10,511)	(12,902)	33,618
Cash Flows from Financing Activities
Net increase in liabilities of subsidiaries		3,161	0	6,927	0
Proceeds from issuance of covered bonds		3,203	1,837	10,486	1,837
Redemption/buyback of covered bonds		(2,252)	(1,860)	(4,474)	(4,074)
Proceeds from issuance of subordinated debt		0	1,000	1,587	1,000
Repayment of subordinated debt (Note 4)		(850)	(1,250)	(850)	(2,250)
Proceeds from issuance of preferred shares and other equity instruments, net of issuance cost (Note 5)		498	0	1,247	0
Redemption of preferred shares (Note 5)		(500)	0	(1,100)	(756)
Net proceeds from issuance of common shares and sale (purchase) of treasury shares (Note 5)		11	71	3,097	172
Cash dividends and distributions paid		(599)	(755)	(1,962)	(2,234)
Repayment of lease liabilities		(79)	(82)	(215)	(244)
Net Cash Provided by (Used in) Financing Activities		2,593	(1,039)	14,743	(6,549)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		376	300	1,281	(265)
Purchases of securities, other than trading		(12,131)	(14,397)	(78,054)	(38,783)
Maturities of securities, other than trading		4,545	7,266	16,793	21,530
Proceeds from sales of securities, other than trading		6,444	2,998	33,594	19,417
Premises and equipment – net (purchases)		(175)	(124)	(476)	(327)
Purchased and developed software – net (purchases)		(188)	(118)	(484)	(358)
Net proceeds from divestitures (Note 12)		0	63	1,226	63
Net Cash Provided by (Used in) Investing Activities		(1,129)	(4,012)	(26,120)	1,277
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(198)	794	604	(1,929)
Net increase (decrease) in Cash and Cash Equivalents		(700)	(14,768)	(23,675)	26,417
Cash and Cash Equivalents at Beginning of Period		70,286	98,593	93,261	57,408
Cash and Cash Equivalents at End of Period		69,586	83,825	69,586	83,825
Net cash provided by operating activities includes:
Interest paid in the period	[1]	2,445	1,373	5,086	4,679
Income taxes paid in the period		788	650	1,779	1,476
Interest received in the period		6,519	4,562	16,013	13,936
Dividends received in the period		$ 537	$ 415	$ 1,407	$ 1,255

[1]	Includes dividends paid on securities sold but not yet purchased.